COOPERATION AGREEMENT	12 Months Ended
Dec. 31, 2021
Disclosure of Cooperation Agreement [Abstract]
COOPERATION AGREEMENT

NOTE 18 -COOPERATION AGREEMENT

On November 14, 2021, PHI, entered into a framework agreement with Pelephone Communications Ltd. and Cellcom Israel Ltd, to expand the cooperation between the parties in the field of passive infrastructure sharing for cellular sites, which will allow for the unification of existing and new passive infrastructures for cellular sites. A pre-condition for the agreement to enter into force is the receipt of the approvals required by law. There is no certainty that such approvals will be received.